Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Classes of current inventories [abstract]
Summary of components of inventories
Components of inventories as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Merchandise and finished goods	79,209	53,682
Work in process	98,373	92,020
Raw materials and supplies	57,039	53,624

Total	234,621	199,326